Expense Example - Milliman Hedged U.S. Growth Fund - Class 3	Apr. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 111
Expense Example, with Redemption, 3 Years	1,989
Expense Example, with Redemption, 5 Years	3,703
Expense Example, with Redemption, 10 Years	$ 7,363